Loss per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss attributable to common stockholders	$ (873,317)	$ (713,622)	$ (4,101,303)	$ (4,242,860)
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	14,965,665	11,599,911	213,884,105	213,321,921
Stock options
Weighted-average shares outstanding - Diluted	14,965,665	11,599,911	213,884,105	213,321,921
Loss per share
-Basic	$ (0.05)	$ (0.05)	$ (0.02)	$ (0.02)
-Diluted	$ (0.05)	$ (0.05)	$ (0.02)	$ (0.02)